Stockholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Stockholders Equity Tables
Summary of Stockholders Equity

The following table reflects our outstanding securities, assuming conversion of the debentures, exercise of warrants and issued stock options, reflected in common shares, as if outstanding at December 31, 2014:

Common shares of Cybergy issued	20,520,229
Shares issuable upon conversion of convertible debentures	80,313,600
Series C preferred stock:
Additional shares issued with convertible debentures	82,873,600
Shares issued to Partners common stock shareholders	368,910,305
Shares issued to MKHD Series A preferred shareholders	48,434,471
Shares issued to consultants	23,565,940
Warrants	7,063,775
Unvested stock option grants	17,779,862
Total	649,461,782

Summary of option activity

A summary of option activity at July 3, 2015, and changes during the six months then ended is presented below.

	Range of Exercise Price		Stock Options	Wgt. Avg. Exercise Price	Wgt. Avg. Remaining Contractual Life (years)	Wgt. Avg. Grant Date Fair Value	Aggregate Intrinsic Value
As of December 31, 2014
Outstanding		$0.00008	17,779,862	$0.00008	9.25	$0.0045	$42,670,000
Vested and exercisable		$0.00008	4,151,867	$0.00008	9.24	$0.0045	$9,964,000
Nonvested		$0.00008	13,627,995	$0.00008	9.25	$0.0045	$32,706,000

Period Activity
Issued			4,648,582	$0.39		$0.19
Exercised			-	-		-
Vested			2,437,758	$0.00008		$0.0045
Forfeited			-	-		-
Expired			-	-		-

As of July 3, 2015
Outstanding	$0.00008	$2.40	22,428,444	$0.081	9.00	$0.0437	$3,199,000
Vested and exercisable		$0.00008	6,589,625	$0.00008	8.75	$0.0045	$1,186,000
Nonvested	$0.00008	$2.40	15,838,819	$0.115	9.11	$0.0600	$2,013,000

Assumptions:	2015
Expected Volatility	43.01% to 50.14%
Weighted-Average Volatility	43.74%
Expected Dividends	-0-%
Expected Term (years)	6.5
Risk-Free Rate	1.63%to1.96%
Total intrinsic value of options exercised	$-
Total fair value of shares vested	$1,186,000
Unrecognized compensation cost related to nonvested awards	$870,000
Weighted-average period over which nonvested awards are expected to be recognized	2.8years

A summary of option activity at December 31, 2014, and changes during the year then ended is presented below.

	Exercise Price	Stock Options	Wgt. Avg. Exercise Price	Wgt. Avg. Remaining Contractual Life (years)	Wgt. Avg. Grant Date Fair Value	Aggregate Intrinsic Value

2014 Activity
Issued		23,237,528	$0.00008	-	$0.0045	-
Exercised		-	-	-	-	-
Forfeited		5,457,666	$0.00008	-	$0.0045	-
Expired		-	-	-	-	-
As of December 2014
Outstanding	$0.00008	17,779,862	$0.00008	9.25	$0.0045	$42,670,000
Vested and exercisable	$0.00008	4,151,867	$0.00008	9.24	$0.0045	$9,964,000
Nonvested	$0.00008	13,627,995	$0.00008	9.25	$0.0045	$32,706,000

Assumptions:	2014
Expected Volatility	35.89%
Weighted-Average Volatility	35.89%
Expected Dividends	$-
Expected Term (years)	6.5
Risk-Free Rate	0.75% to 0.79%

Total intrinsic value of options exercised	$-
Total fair value of shares vested	$9,964,000
Unrecognized compensation cost related to non-vested awards	$59,000
Weighted-average period over which non-vested awards are expected to be recognized	2.25